Accumulated Other Comprehensive Loss ("AOCL") (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
ACCUMULATED OTHER COMPREHENSIVE LOSS [Abstract]
Accumulated Other Comprehensive Loss ("AOCL")
14.	Accumulated Other Comprehensive Loss (“AOCL”)

A summary of changes in AOCL follows:

	Unrealized Gains (Losses) on Securities Available for Sale	Dispropor- tionate Tax Effects from Securities Available for Sale	Unrealized Gains on Cash Flow Hedges	Total
	(In thousands)
For the three months ended September 30, 2017
Balances at beginning of period	$1,986	$(5,798)	$—	$(3,812)
Other comprehensive income before reclassifications	95	—	62	157
Amounts reclassified from AOCL	(5)	—	3	(2)
Net current period other comprehensive income	90	—	65	155
Balances at end of period	$2,076	$(5,798)	$65	$(3,657)
2016
Balances at beginning of period	$2,515	$(5,798)	$—	$(3,283)
Other comprehensive income before reclassifications	278	—	—	278
Amounts reclassified from AOCL	(10)	—	—	(10)
Net current period other comprehensive income	268	—	—	268
Balances at end of period	$2,783	$(5,798)	$—	$(3,015)
For the Nine months ended September 30, 2017
Balances at beginning of period	$(3,310)	$(5,798)	$—	$(9,108)
Cumulative effect of change in accounting	300	—	—	300
Balances at beginning of period, as adjusted	(3,010)	(5,798)	—	(8,808)
Other comprehensive income before reclassifications	5,167	—	62	5,229
Amounts reclassified from AOCL	(81)	—	3	(78)
Net current period other comprehensive income	5,086	—	65	5,151
Balances at end of period	$2,076	$(5,798)	$65	$(3,657)
2016
Balances at beginning of period	$(238)	$(5,798)	$—	$(6,036)
Other comprehensive income before reclassifications	3,215	—	—	3,215
Amounts reclassified from AOCL	(194)	—	—	(194)
Net current period other comprehensive income	3,021	—	—	3,021
Balances at end of period	$2,783	$(5,798)	$—	$(3,015)

We adopted ASU 2017-08 during the first quarter of 2017 using a modified retrospective approach. As a result, accumulated other comprehensive loss as of January 1, 2017 was adjusted by $0.30 million (see note #2).

The disproportionate tax effects from securities available for sale arose due to tax effects of other comprehensive income (“OCI”) in the presence of a valuation allowance against our deferred tax assets and a pretax loss from operations. Generally, the amount of income tax expense or benefit allocated to operations is determined without regard to the tax effects of other categories of income or loss, such as OCI. However, an exception to the general rule is provided when, in the presence of a valuation allowance against deferred tax assets, there is a pretax loss from operations and pretax income from other categories in the current period. In such instances, income from other categories must offset the current loss from operations, the tax benefit of such offset being reflected in operations.

A summary of reclassifications out of each component of AOCL for the three months ended September 30 follows:

AOCL Component	Amount Reclassified From AOCL	Affected Line Item in Condensed Consolidated Statements of Operations
(In thousands)
2017
Unrealized gains on securities available for sale
	$8	Net gains on securities
	—	Net impairment loss recognized in earnings
	8	Total reclassifications before tax
	3	Income tax expense
	$5	Reclassifications, net of tax
Unrealized gains on cash flow hedges
	$(5)	Interest expense
	(2)	Income tax expense
	$(3)	Reclassification, net of tax
	$2	Total reclassifications for the period, net of tax
2016
Unrealized gains on securities available for sale
	$15	Net gains on securities
	—	Net impairment loss recognized in earnings
	15	Total reclassifications before tax
	5	Income tax expense
	$10	Reclassifications, net of tax

A summary of reclassifications out of each component of AOCL for the nine months ended September 30 follows:

AOCL Component	Amount Reclassified From AOCL	Affected Line Item in Condensed Consolidated Statements of Operations
(In thousands)
2017
Unrealized gains on securities available for sale
	$125	Net gains on securities
	—	Net impairment loss recognized in earnings
	125	Total reclassifications before tax
	44	Income tax expense
	$81	Reclassifications, net of tax

AOCL Component	Amount Reclassified From AOCL	Affected Line Item in Condensed Consolidated Statements of Operations
(In thousands)
Unrealized gains on cash flow hedges
	$(5)	Interest expense
	(2)	Income tax expense
	$(3)	Reclassification, net of tax

	$78	Total reclassifications for the period, net of tax

2016
Unrealized gains on securities available for sale
	$298	Net gains on securities
	—	Net impairment loss recognized in earnings
	298	Total reclassifications before tax
	104	Income tax expense
	$194	Reclassifications, net of tax

NOTE 23 – ACCUMULATED OTHER COMPREHENSIVE LOSS

A summary of changes in accumulated other comprehensive loss (“AOCL”), net of tax during the years ended December 31 follows:

	Unrealized Gains (Losses) on Securities Available for Sale	Dispropor- tionate Tax Effects from Securities Available for Sale	Unrealized Losses on Settled Derivatives	Total
2016
Balances at beginning of period	$(238)	$(5,798)	$—	$(6,036)
Other comprehensive loss before reclassifications	(2,876)	—	—	(2,876)
Amounts reclassified from AOCL	(196)	—	—	(196)
Net current period other comprehensive loss	(3,072)	—	—	(3,072)
Balances at end of period	$(3,310)	$(5,798)	$—	$(9,108)
2015
Balances at beginning of period	$162	$(5,798)	$—	$(5,636)
Other comprehensive loss before reclassifications	(351)	—	—	(351)
Amounts reclassified from AOCL	(49)	—	—	(49)
Net current period other comprehensive loss	(400)	—	—	(400)
Balances at end of period	$(238)	$(5,798)	$—	$(6,036)
2014
Balances at beginning of period	$(3,200)	$(5,798)	$(247)	$(9,245)
Other comprehensive income before reclassifications	3,570	—	—	3,570
Amounts reclassified from AOCL	(208)	—	247	39
Net current period other comprehensive income	3,362	—	247	3,609
Balances at end of period	$162	$(5,798)	$—	$(5,636)

The disproportionate tax effects from securities available for sale arose due to tax effects of other comprehensive income (“OCI”) in the presence of a valuation allowance against our deferred tax assets and a pretax loss from operations. Generally, the amount of income tax expense or benefit allocated to operations is determined without regard to the tax effects of other categories of income or loss, such as OCI. However, an exception to the general rule is provided when, in the presence of a valuation allowance against deferred tax assets, there is a pretax loss from operations and pretax income from other categories in the current period. In such instances, income from other categories must offset the current loss from operations, the tax benefit of such offset being reflected in operations.

A summary of reclassifications out of each component of AOCL for the years ended December 31 follows:

AOCL Component	Reclassified From AOCL	Affected Line Item in Consolidated Statements of Operations
(In thousands)
2016
Unrealized gains (losses) on securities available for sale
	$301	Net gains on securities
	—	Net impairment loss recognized in earnings
	301	Total reclassifications before tax
	105	Income tax expense
	$196	Reclassifications, net of tax

2015
Unrealized gains (losses) on securities available for sale
	$75	Net gains on securities
	—	Net impairment loss recognized in earnings
	75	Total reclassifications before tax
	26	Income tax expense
	$49	Reclassifications, net of tax

2014
Unrealized gains (losses) on securities available for sale
	$329	Net gains on securities
	(9)	Net impairment loss recognized in earnings
	320	Total reclassifications before tax
	112	Income tax expense
	$208	Reclassifications, net of tax

Unrealized losses on settled derivatives
	$(380)	Interest expense
	(133)	Income tax benefit
	$(247)	Reclassification, net of tax
	$(39)	Total reclassifications for the period, net of tax